CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Par Value Per Share	$ 0.001
Preferred Stock, Shares Authorized	5,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	107,000,000	18,167,361
Common Stock, Shares, Issued	24,076,667	4,642,143
Shares, outstanding	24,076,667	4,642,143
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share	$ 0.000	$ 0.001
Preferred Stock, Shares Authorized	0	11,120,119
Preferred Stock, Shares Issued	0	11,120,119
Preferred Stock, Shares Outstanding	0	11,120,119
Preferred Stock, Liquidation Preference	$ 0	$ 10,000
Series A-2 Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share	$ 0.000	$ 0.001
Preferred Stock, Shares Authorized	0	18,097,848
Preferred Stock, Shares Issued	0	18,097,848
Preferred Stock, Shares Outstanding	0	18,097,848
Preferred Stock, Liquidation Preference	0	3,145
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share	$ 0.000	$ 0.001
Preferred Stock, Shares Authorized	0	14,838,368
Preferred Stock, Shares Issued	0	14,838,368
Preferred Stock, Shares Outstanding	0	14,838,368
Preferred Stock, Liquidation Preference	$ 0	$ 14,000